October 20, 2006	58278.00008
VIA EDGAR AND BY COURIER
Mr. Michael McTiernan
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Crystal River Capital, Inc. Registration Statement on Form S-11 (333-130257)
Ladies and Gentlemen:
On behalf of Crystal River Capital, Inc., a Maryland corporation (“Crystal River”), we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 2 (the “Amendment”) to Crystal River’s Registration Statement on Form S-11 (File No. 333-130257) relating to the secondary offering by selling stockholders identified therein (the “Resale Form S-11”) of Crystal River’s shares of common stock, par value $0.001.
This letter is submitted along with Crystal River’s response to the Staff’s comments conveyed in its comment letter, dated October 17, 2006 (the “Comment Letter”) and the Amendment marked to show changes from Amendment No. 1 to the Resale Form S-11 as filed with the Commission on September 29, 2006.
If you have any questions, or it would expedite your review in any way, please do not hesitate to contact the undersigned at (212) 318-6906 or my colleague, Keith D. Pisani, at (212) 318-6053.

Securities and Exchange Commission
October 20, 2006

Sincerely,

/s/ Michael L. Zuppone
Michael L. Zuppone
of PAUL, HASTINGS, JANOFSKY & WALKER LLP
Enclosures

cc:	Ms. Jennifer Gowetski U.S. Securities and Exchange Commission Clifford E. Lai John J. Feeney, Jr. Jonathan C. Tyras Keith D. Pisani

Crystal River Capital, Inc.
Registration Statements on Form S-11
Memorandum of Crystal River’s Responses to
Comments of the Staff of the Commission Conveyed in a Letter Dated October 17, 2006
The Staff’s comments are reproduced in their entirety below, and the responses thereto are set forth in bold after each comment. Page references in the text of Crystal River’s responses correspond to the page numbers of the Amendment.
Comment 1. We note that you have only included 16,318,700 of the 17,400,000 shares registered in the selling stockholder table. Please advise us how you intend to revise the prospectus to add any remaining selling stockholders.
As discussed with Michael McTiernan, Special Counsel, Division of Corporation Finance, Crystal River intends to revise the prospectus to add remaining selling stockholders as permitted by the rules of Commission and the interpretations of the Staff of the Division of Corporation Finance, which may include the filing of a prospectus supplement or a post-effective amendment to the Resale Form S-11.
Comment 2. Please update your undertakings, including the addition of the Rule 415 undertakings.
Crystal River has revised the disclosure on pages II-4 to II-7 in response to the Staff’s comment.